Inventories (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Balance at beginning of year	$ (4,931)	$ (5,176)	$ (4,761)	$ (5,018)	$ (5,018)	$ (45)
Additions	34		34	(239)	(83)	(4,917)
Foreign exchange fluctuations	(359)		(529)	81	225	(56)
Balance at end of year	$ (5,256)	$ (5,176)	$ (5,256)	$ (5,176)	(4,761)	(5,018)
Income from unused provisions during the year					99
Utilized provisions during the year					$ 16